Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2020 and 2019:

	For the Years Ended September 30,
	2020	2019
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Permanent difference	0.0%	0.1%
Research and development deduction	(0.4)%	(1.9)%
Change in valuation allowance	0.6%	1.1%
Effective tax rate	15.2%	14.3%

Schedule of Components of the Income Tax Provision (Benefit)

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2020	2019
Current tax provision:
Cayman Islands	$-	$-
Hong Kong	-	-
China	564,013	432,343
	564,013	432,343
Deferred tax provision (benefit):
Cayman Islands	-	-
Hong Kong	-	-
China	(7,751)	(5,149)
	(7,751)	(5,149)
Income tax provision	$556,262	$427,194

Schedule of Deferred Tax Assets

The Company’s deferred tax assets are comprised of the following:

	September 30, 2020	September 30, 2019
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$370,184	$357,721
Less: valuation allowance	(321,125)	(318,572)
Deferred tax assets	$49,059	$39,149

Schedule of Taxes Payable

Taxes payable consist of the following:

	September 30, 2020	September 30, 2019
Income tax payable	$850,834	$233,526
Value added tax payable	3,463,146	1,259,006
Other taxes	88,645	84,644
Total taxes payable	$4,402,625	$1,577,176